Note 2 - Liquidity and Going Concern Assessment	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of liquidity risk [text block]

Note 2. Liquidity and Going Concern Assessment

The Company anticipates incurring additional losses until such time, if ever, it can complete its research and development activities and obtain out-licensing partnerships for its product candidates and generate revenues from such product candidates. Substantial additional financing will be needed by the Company to fund its operations and to continue development of product candidates.

Due to the continuing operating losses, expected negative cash flows and the need for additional funding to finance future operations, there is significant doubt about the Company’s ability to continue as a going concern through one year from the balance sheet date of these unaudited condensed consolidated financial statements.

Failure to raise capital or enter into such other arrangements when needed could have a negative impact on the Company’s financial condition and its ability to pursue its business plans and strategies. If the Company is unable to raise additional capital when needed, it could be forced to delay, limit, reduce or terminate its product candidate development or grant rights to develop and market its product candidates.

The Company monitors its funding situation closely to ensure that it has access to sufficient liquidity to meet its forecasted cash requirements. Analyses are run to reflect different scenarios including, but not limited to, cash runway, human capital resources and pipeline priorities to identify liquidity risk. This enables Management and the Board of Directors to prepare for new financing transactions and/or adjust the cost base accordingly. In March 2023, the Company adjusted its organization and reprioritized development programs to focus the operations and to save costs. With the Company’s current cash position including cash received from its public offering in February 2024, planned cash outflows from operating, investing and financing activities, the Company expects to have sufficient funds into February 2025.

For 2024, the Company has the ambition to generate revenues equal to the Company's expected cash burn for 2024 (excluding financing activities) which will take its cash runway even further into 2025, although no assurances can be made that we will generate such business development income and risks remain. The Company's plan is to balance the funding of cash needs through its active at-the-market (“ATM”) program, investors exercising prefunded warrants currently held on an escrow account or other capital sources in case this is not covered by income from potential collaborations or licenses. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and discharge of its liabilities and commitments in the normal course of business.

The matters that raise significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (PCAOB) standards.

On June 7, 2022, we entered into a purchase agreement, or the Purchase Agreement, with Lincoln Park Capital Fund, LLC, or Lincoln Park, pursuant to which we have the right, but not the obligation, to sell to Lincoln Park up to $40.0 million of our ordinary shares, DKK 1 nominal value, represented by American Depositary Shares, or the ADSs, subject to certain limitations, from time to time over the 36-month period commencing on the date that a registration statement covering the resale of the ADSs is declared effective by the SEC. In connection with the execution and delivery of the Purchase Agreement, we issued 428,572 ordinary shares represented by ADSs to Lincoln Park as consideration for a commitment fee of $1.2 million for Lincoln Park’s commitment to purchase ordinary shares represented by ADSs under the Purchase Agreement, or the Commitment Shares.

On July 7, 2022, we filed a “selling shareholder” registration statement covering the resale by Lincoln Park to the public as the selling shareholder of up to 4,649,250 ADSs with each ADS representing one ordinary share, comprised of: (i) the 428,572 Commitment Shares, and (ii) up to an additional 4,220,678 ordinary shares represented by ADSs that we have reserved for sale to Lincoln Park under the Purchase Agreement from time to time, if and when we determine to sell additional ordinary shares represented by ADSs to Lincoln Park under the Purchase Agreement. We cannot sell ordinary shares under this agreement if the beneficial ownership by Lincoln Park and its affiliates exceeds 9.99% of our issued and outstanding ADS. The agreement is not yet operational between the parties.

On October 3, 2022, the Company entered into an At-The-Market Issuance Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) to sell up to $14.4 million of its ordinary shares represented by ADSs. The Company agreed to pay JonesTrading commission equal to 3% of the gross proceeds of the sales price of all ADSs sold through them as sales agent under the Sales Agreement. The offering of the Company’s ADSs pursuant to the Sales Agreement will terminate on the earliest of (1) the sale of all of the ordinary shares subject to the Sales Agreement, or (2) termination of the Sales Agreement by the Company or JonesTrading. The Company and JonesTrading may terminate the sales agreement at any time upon ten days’ prior notice. JonesTrading may terminate the Sales Agreement at any time in certain circumstances, including the occurrence of a material adverse change that, in their judgment, may make it impracticable or inadvisable to market or sell the Company’s ADSs or a suspension or limitation of trading the Company’s ADSs on the Nasdaq Capital Market.

On July 31, 2023, the Company entered into a financing agreement with Global Growth Holding Limited (“GGH”), for the issuance of convertible notes into the Company’s ordinary shares represented by ADSs, DKK 1 nominal value. Pursuant to the agreement, the Company may elect to sell to GGH up to $20.0 million in such notes on any business day over the 36 - month term of the agreement. The Company has the right, but not the obligation, to direct GGH to purchase tranches of up to $0.7 million, subject to certain limitations and conditions set forth in the agreement. In connection with the agreement, the Company is obligated to pay GGH a commitment fee totaling $1.1 million. At any time, GGH may, in its sole discretion, convert the notes into ordinary shares at specified conversion prices upon submission of a request for conversion by GGH to the Company. As of June 30, 2024, the facility has not been used as the registration statement has not been filed with the SEC yet as other registrations have been prioritized.

On December 18, 2023, the Company entered into a Securities Purchase Agreement (“2023 SPA”) with a group of certain investors including all members of the Company’s Management and Board of Directors, and MSD GHI a corporate venture capital arm of Merck & Co., Inc., Rahway, NJ, USA, (collectively, the “2023 SPA Investors”), for the issuance and sale in private placement of 9,726,898 of ordinary shares, DKK 1 nominal value represented by ADSs, and accompanying warrants to purchase up to 9,726,898 ordinary shares represented by ADSs at a purchase price of $0.54 per ordinary share (the “2023 SPA Investor Warrants”). The 2023 SPA Investor Warrants are exercisable immediately upon issuance and expire three years after the closing date of the private placement and have an exercise price equal to $0.71 per ordinary share. The gross proceeds to the Company from the private placement are $5.3 million, with up to an additional $6.8 million of gross proceeds in the event of cash exercise of the 2023 SPA Investor Warrants, before deducting offering expenses payable by the Company.

In February 2024, the Company completed a public offering through which the Company offered 757,500 ADSs representing an aggregated 7,575,000 ordinary shares, DKK 1 nominal value per share, together with warrants to purchase up to 757,500 ADSs representing 7,575,000 ordinary shares (the “February 2024 Offering”). The public offering price for each ADS and accompanying warrant is $4.00. The warrants have an exercise price per ADS of DKK 27.52 and are immediately exercisable for a term of five years from the date of issuance. As part of the public offering, the Company offered prefunded warrants to purchase up to 2,992,500 ADSs representing 29,925,000 ordinary shares. The public offering price for each ADS and accompanying prefunded warrant is $4.00. The prefunded warrants have an exercise price per ADS of $1.4537 and are immediately exercisable for a term of five years from the date of issuance. After deducting fees and expenses, total proceeds to the Company from the public offering were approximately $8.4 million. During the six months ended June 30, 2024, 599,500 prefunded warrants to purchase ADSs were exercised for total proceeds of approximately $0.9 million.